GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance As Of Beginning Of Year Abstract
Goodwill	$ 2,361	$ 2,182
Accumulated impairment losses	(1,615)	(1,501)
Goodwill, net	746	681
Goodwil acquired during the year	146	0
Impairment losses	(139)	0	$ 0
Exchange rate effect	(63)	65
Total	690	746
Balance as of the end of the year:
Goodwill	2,346	2,361	2,182
Accumulated impairment losses	(1,656)	(1,615)	(1,501)
Goodwill, net	$ 690	$ 746	$ 681